Finance Costs, Net	12 Months Ended
Dec. 31, 2021
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Finance Costs, Net
Note 7: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2021	2020
Interest expense:
Debt	161	156
Derivative financial instruments - hedging activities	(3)	(1)
Other, net	19	14
Fair value gains on cash flow hedges, transfer from equity (see note 19)	(10)	(97)
Net foreign exchange losses on debt	10	97
Net interest expense - debt and other	177	169
Net interest expense - leases	8	10
Net interest expense - pension and other post-employment benefit plans	13	21
Interest income	(2)	(5)
Net interest expense	196	195

	Year ended December 31 ,

	2021	2020
Net gains due to changes in foreign currency exchange rates	(27)	(9)
Net losses (gains) on derivative instruments	19	(21)
Other finance income	(8)	(30)
Net gains due to changes in foreign currency exchange rates
Net gains due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net losses (gains) on derivative instruments
Net losses (gains) on derivative instruments were principally comprised of amounts relating to foreign exchange contracts. The year ended December 31, 2021 included losses related to instruments that are intended to reduce foreign currency risk related to a portion of the Company’s indirect investment in LSEG, which is denominated in British pounds sterling. The year-ended December 31, 2020 included gains associated with foreign exchange contracts and the ineffective portion of cash flow hedges. Refer to note 19 for information regarding the Company’s foreign exchange contracts and derivative financial instruments.